Loans and Debentures - Summary of Principal Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	R$ 13,275,281	R$ 12,888,935
From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	1,424,775	960,038
From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	3,115,495	1,548,092
From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	3,451,988	3,216,293
From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	765,263	3,428,130
More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	R$ 4,517,760	R$ 3,736,382